UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCEHDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-04982

Heartland Group, Inc.

(Exact name of registrant as specified in charter)

789 N. Water Street, Suite 500, Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Nicole Best

Heartland Group, Inc., 789 N. Water Street, Suite 500, Milwaukee, WI 53202

(Name and address of agent for service)

Ellen Drought; Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, WI 53202

(With a copy to:)

Registrant’s telephone number, including area code: (414) 347-7777

Date of fiscal year end: December 31, 2016

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

SELECT VALUE FUND SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (98.7%)
Capital Markets (2.5%)
The Bank of New York Mellon Corp.	160,000	$6,380,800

Commercial Banks (12.7%)
BB&T Corp.	195,000	7,355,400
Boston Private Financial Holdings, Inc.	300,000	3,849,000
First Interstate BancSystem, Inc. (Class A)	160,000	5,041,600
The PNC Financial Services Group, Inc.	90,000	8,108,100
Wells Fargo & Co.	120,000	5,313,600
Zions Bancorporation	100,000	3,102,000
		32,769,700

Communications Equipment (4.4%)
ADTRAN, Inc.	175,000	3,349,500
Cisco Systems, Inc.	250,000	7,928,750
		11,278,250

Construction & Engineering (3.0%)
Fluor Corp.	150,000	7,698,000

Consumer Finance (2.8%)
American Express Co.	90,000	5,763,600
Capital One Financial Corp.	20,000	1,436,600
		7,200,200

Diversified Telecommunication Services (2.8%)
AT&T, Inc.	175,000	7,106,750

Electric Utilities (2.6%)
Exelon Corp.	200,000	6,658,000

Electrical Equipment (3.7%)
Emerson Electric Co.	175,000	9,539,250

Electronic Equipment & Instruments (3.2%)
Corning, Inc.	250,000	5,912,500
FLIR Systems, Inc.	75,000	2,356,500
		8,269,000

Energy Equipment & Services (5.9%)
Baker Hughes, Inc.	200,000	10,094,000
Newpark Resources, Inc.(a)	700,000	5,152,000
		15,246,000

Equity Real Estate Investment Trusts (REITs) (2.6%)
Equity Commonwealth(a)	225,000	6,799,500

Food & Staples Retailing (5.3%)
Fred's, Inc. (Class A)	300,000	2,718,000
Wal-Mart Stores, Inc.	150,000	10,818,000
		13,536,000

Health Care Equipment & Supplies (1.1%)
Invacare Corp.	250,000	2,792,500

	SHARES	VALUE
Health Care Providers & Services (6.9%)
Owens & Minor, Inc.	80,000	$2,778,400
Quest Diagnostics, Inc.	120,000	10,155,600
Triple-S Management Corp. (Class B)(a)	225,000	4,934,250
		17,868,250

Household Durables (2.0%)
PulteGroup, Inc.	250,000	5,010,000

Insurance (5.0%)
Endurance Specialty Holdings, Ltd.	100,000	6,545,000
Principal Financial Group, Inc.	125,000	6,438,750
		12,983,750

Machinery (5.3%)
Kennametal, Inc.	200,000	5,804,000
Oshkosh Corp.	140,000	7,840,000
		13,644,000

Marine (2.4%)
Kirby Corp.(a)	100,000	6,216,000

Multiline Retail (0.7%)
Kohl's Corp.	40,000	1,750,000

Multi-Utilities (3.0%)
MDU Resources Group, Inc.	300,000	7,632,000

Oil, Gas & Consumable Fuels (7.3%)
Exxon Mobil Corp.	130,000	11,346,400
Hess Corp.	140,000	7,506,800
		18,853,200

Paper & Forest Products (2.0%)
Boise Cascade Co.(a)	200,000	5,080,000

Pharmaceuticals (1.6%)
Pfizer, Inc.	120,000	4,064,400

Semiconductors & Semiconductor Equipment (2.1%)
Photronics, Inc.(a)	525,000	5,412,750

Software (5.8%)
CA, Inc.	300,000	9,919,500
Oracle Corp.	130,000	5,106,400
		15,025,900

Specialty Retail (1.0%)
American Eagle Outfitters, Inc.	150,000	2,679,000

Thrifts & Mortgage Finance (1.0%)
Washington Federal, Inc.	100,000	2,668,000

TOTAL COMMON STOCKS
(Cost $209,714,104)		$254,161,200

VALUE
TOTAL INVESTMENTS - (98.7%)
(Cost $209,714,104)	$254,161,200
OTHER ASSETS AND LIABILITIES, NET - (1.3%)	3,299,312
TOTAL NET ASSETS - (100.0%)	$257,460,512

1

HEARTLAND MID CAP VALUE FUND SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.2%)
Aerospace & Defense (2.0%)
Textron, Inc.	2,517	$100,051

Airlines (1.1%)
Spirit Airlines, Inc.(a)	1,235	52,524

Automobiles (3.0%)
Harley-Davidson, Inc.	2,807	147,620

Building Products (1.0%)
Owens Corning	921	49,172

Chemicals (3.6%)
Olin Corp.	8,698	178,483

Commercial Banks (7.5%)
Popular, Inc.	3,691	141,070
SunTrust Banks, Inc.	2,244	98,287
Zions Bancorporation	4,238	131,463
		370,820

Communications Equipment (1.4%)
Brocade Communications Systems, Inc.	7,407	68,329

Construction & Engineering (1.8%)
Fluor Corp.	1,772	90,939

Containers & Packaging (0.9%)
Bemis Co., Inc.	861	43,920

Electric Utilities (2.7%)
FirstEnergy Corp.	4,058	134,239

Electronic Equipment & Instruments (3.5%)
Avnet, Inc.	2,630	107,988
AVX Corp.	4,738	65,337
		173,325

Energy Equipment & Services (9.9%)
FMC Technologies, Inc.(a)	4,418	131,082
Joy Global, Inc.	1,733	48,073
National Oilwell Varco, Inc.	2,865	105,260
Patterson-UTI Energy, Inc.	2,640	59,057
RPC, Inc.(a)	7,267	122,086
Unit Corp.(a)	1,461	27,175
		492,733

Equity Real Estate Investment Trusts (REITs) (3.8%)
Equity Commonwealth(a)	6,211	187,696

Food Products (2.2%)
Bunge, Ltd.	955	56,565
Dean Foods Co.	3,320	54,448
		111,013

	SHARES	VALUE
Health Care Providers & Services (5.2%)
Owens & Minor, Inc.	1,877	$65,188
Quest Diagnostics, Inc.	2,314	195,834
		261,022

Household Durables (1.4%)
Garmin, Ltd.	1,422	68,398

Insurance (12.2%)
Assurant, Inc.	1,319	121,678
CNA Financial Corp.	2,874	98,894
Endurance Specialty Holdings, Ltd.	2,026	132,602
Principal Financial Group, Inc.	3,063	157,775
Reinsurance Group of America, Inc.	896	96,714
		607,663

IT Services (3.1%)
ManTech International Corp. (Class A)	661	24,913
The Western Union Co.	6,206	129,209
		154,122

Machinery (9.2%)
Lincoln Electric Holdings, Inc.	1,828	114,469
Oshkosh Corp.	2,333	130,648
PACCAR, Inc.	1,690	99,338
Parker-Hannifin Corp.	917	115,111
		459,566

Metals & Mining (2.3%)
Alcoa, Inc.	11,241	113,984

Multi-Utilities (3.2%)
MDU Resources Group, Inc.	6,198	157,677

Oil, Gas & Consumable Fuels (5.2%)
Cabot Oil & Gas Corp.	3,401	87,746
Hess Corp.	3,224	172,871
		260,617

Professional Services (2.3%)
The Dun & Bradstreet Corp.	831	113,531

Software (3.6%)
CA, Inc.	5,489	181,494

Specialty Retail (2.8%)
Murphy USA, Inc.(a)	613	43,743
Staples, Inc.	11,327	96,846
		140,589

Thrifts & Mortgage Finance (2.3%)
Washington Federal, Inc.	4,270	113,924

TOTAL COMMON STOCKS
(Cost $4,361,628)		$4,833,451

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (1.3%)
Time Deposits (1.3%)
Citibank (Grand Cayman)(b)(c)	0.15%	$62,983	$62,983

TOTAL SHORT-TERM INVESTMENTS
(Cost $62,983)			$62,983

TOTAL INVESTMENTS - (98.5%)
(Cost $4,424,611)			$4,896,434
OTHER ASSETS AND LIABILITIES, NET - (1.5%)			75,133
TOTAL NET ASSETS - (100.0%)			$4,971,567

2

VALUE PLUS FUND SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (93.5%)
Capital Markets (1.6%)
Janus Capital Group, Inc.	600,000	$8,406,000

Chemicals (4.0%)
American Vanguard Corp.	575,000	9,234,500
Innophos Holdings, Inc.	300,000	11,709,000
		20,943,500

Commercial Banks (13.4%)
Associated Banc-Corp.	600,000	11,754,000
Boston Private Financial Holdings, Inc.	500,000	6,415,000
Capital Bank Financial Corp. (Class A)	450,000	14,449,500
CenterState Banks, Inc.	800,000	14,184,000
Old National Bancorp	500,000	7,030,000
Umpqua Holdings Corp.	350,000	5,267,500
Zions Bancorporation	350,000	10,857,000
		69,957,000

Commercial Services & Supplies (2.3%)
Brady Corp. (Class A)	350,000	12,113,500

Communications Equipment (1.1%)
InterDigital, Inc.	75,000	5,940,000

Consumer Finance (0.5%)
FirstCash, Inc.	50,000	2,354,000

Containers & Packaging (0.5%)
Greif, Inc. (Class A)	50,000	2,479,500

Diversified Consumer Services (3.1%)
Regis Corp.(a)(d)	1,274,999	16,001,237

Electric Utilities (2.0%)
Portland General Electric Co.	250,000	10,647,500

Electrical Equipment (2.3%)
Encore Wire Corp.	325,000	11,950,250

Electronic Equipment & Instruments (7.2%)
Benchmark Electronics, Inc.(a)	125,000	3,118,750
CTS Corp.	200,200	3,723,720
Park Electrochemical Corp.(d)	1,769,927	30,743,632
		37,586,102

	SHARES	VALUE
Energy Equipment & Services (5.8%)
CARBO Ceramics, Inc.	747,849	$8,181,468
Gulf Island Fabrication, Inc.(d)	700,000	6,440,000
Patterson-UTI Energy, Inc.	310,600	6,948,122
RPC, Inc.(a)	525,000	8,820,000
		30,389,590

Equity Real Estate Investment Trusts (REITs) (6.7%)
Equity Commonwealth(a)	275,000	8,310,500
Lamar Advertising Co. (Class A)	225,000	14,694,750
Potlatch Corp.	300,000	11,667,000
		34,672,250

Food Products (1.4%)
The Hain Celestial Group, Inc.(a)	200,000	7,118,000

Health Care Equipment & Supplies (4.3%)
Haemonetics Corp.(a)	350,000	12,673,500
Invacare Corp.(d)	875,000	9,773,750
		22,447,250

Household Durables (2.6%)
MDC Holdings, Inc.	525,000	13,545,000

Insurance (3.4%)
OneBeacon Insurance Group, Ltd. (Class A)(d)	1,250,000	17,850,000

IT Services (2.9%)
ManTech International Corp. (Class A)(d)	400,000	15,076,000

Leisure Equipment & Products (1.6%)
Callaway Golf Co.	700,000	8,127,000

Machinery (5.3%)
Dynamic Materials Corp.(d)	958,148	10,213,858
ESCO Technologies, Inc.	103,024	4,782,374
Lindsay Corp.	50,000	3,699,000
Titan International, Inc.	350,000	3,542,000
TriMas Corp.(a)	300,000	5,583,000
		27,820,232

Metals & Mining (4.5%)
Haynes International, Inc.	175,000	6,494,250
Materion Corp.	275,000	8,445,250
Schnitzer Steel Industries, Inc. (Class A)	400,000	8,360,000
		23,299,500

Multi-Utilities (1.8%)
MDU Resources Group, Inc.	375,000	9,540,000

Oil, Gas & Consumable Fuels (3.0%)
WPX Energy, Inc.(a)	1,200,000	15,828,000

		SHARES	VALUE
Professional Services (4.3%)
	Heidrick & Struggles International, Inc.(d)	750,000	$13,912,500
	Resources Connection, Inc.(d)	575,000	8,590,500
			22,503,000

Road & Rail (2.4%)
	Werner Enterprises, Inc.	525,000	12,216,750

Semiconductors & Semiconductor Equipment (2.3%)
	Entegris, Inc.(a)	500,000	8,710,000
	Integrated Device Technology, Inc.(a)	150,000	3,465,750
			12,175,750

Software (0.5%)
	Progress Software Corp.(a)	100,000	2,720,000

Trading Companies & Distributors (2.7%)
	NOW, Inc.(a)	650,000	13,929,500

TOTAL COMMON STOCKS
	(Cost $463,310,305)		$487,636,411

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (4.2%)
Time Deposits (4.2%)
JPMorgan Chase (Nassau)(b)(c)	0.15%	$21,723,786	$21,723,786

TOTAL SHORT-TERM INVESTMENTS
	(Cost $21,723,786)		$21,723,786

TOTAL INVESTMENTS - (97.7%)
	(Cost $485,034,091)		$509,360,197
OTHER ASSETS AND LIABILITIES, NET - (2.3%)			12,232,355
TOTAL NET ASSETS - (100.0%)			$521,592,552

3

VALUE FUND SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (96.9%)
Aerospace & Defense (0.4%)
CPI Aerostructures, Inc.(a)(d)	500,000	$3,430,000

Air Freight & Logistics (0.9%)
Atlas Air Worldwide Holdings, Inc.(a)	171,985	7,364,398

Auto Components (2.3%)
Linamar Corp. (CAD)(e)	100,000	4,175,464
Spartan Motors, Inc.	600,000	5,748,000
Stoneridge, Inc.(a)	500,000	9,200,000
		19,123,464

Beverages (1.2%)
MGP Ingredients, Inc.	250,000	10,130,000

Biotechnology (0.2%)
ImmuCell Corp.(a)(d)	225,000	1,739,250

Capital Markets (0.6%)
Safeguard Scientifics, Inc.(a)	400,000	5,184,000

Commercial Banks (11.9%)
Capital City Bank Group, Inc.	600,000	8,862,000
Heritage Financial Corp.	478,000	8,580,100
MainSource Financial Group, Inc.	523,744	13,067,413
Pacific Continental Corp.	734,893	12,360,900
PacWest Bancorp	200,000	8,582,000
People's Utah Bancorp	150,000	3,052,500
TCF Financial Corp.	850,000	12,333,500
The Bancorp, Inc.(a)	755,000	4,847,100
TriCo Bancshares	377,320	10,100,856
TriState Capital Holdings, Inc.(a)	1,000,000	16,150,000
		97,936,369

Commercial Services & Supplies (2.8%)
Hudson Technologies, Inc.(a)(d)	2,250,000	14,962,500
Perma-Fix Environmental Services(a)(d)(f)	860,000	4,305,934
TRC Cos., Inc.(a)	400,000	3,468,000
		22,736,434

Communications Equipment (4.1%)
Acacia Research Corp.(d)	4,810,406	31,363,847
PC-Tel, Inc.	383,903	2,030,847
		33,394,694

Construction & Engineering (2.9%)
Argan, Inc.	300,000	17,757,000
Northwest Pipe Co.(a)(d)	500,000	5,905,000
		23,662,000

	SHARES	VALUE
Diversified Consumer Services (1.7%)
Lincoln Educational Services Corp.(a)(d)(f)	2,335,677	$5,138,489
Regis Corp.(a)	500,000	6,275,000
Universal Technical Institute, Inc.(d)	1,343,620	2,391,644
		13,805,133

Diversified Financial Services (0.4%)
Collection House, Ltd. (AUD)(b)(e)	4,000,000	3,623,197

Electrical Equipment (1.6%)
Babcock & Wilcox Enterprises, Inc.(a)	100,000	1,650,000
Hydrogenics Corp.(a)(d)	1,250,000	8,200,000
Pioneer Power Solutions, Inc.(a)(d)(f)	500,000	2,886,000
		12,736,000

Electronic Equipment & Instruments (3.0%)
CUI Global, Inc.(a)(d)	1,516,275	8,839,883
IntriCon Corp.(a)(d)	405,591	2,346,344
Radisys Corp.(a)(d)	2,050,000	10,957,250
SuperCom, Ltd.(a)(d)	750,000	2,572,500
		24,715,977

Energy Equipment & Services (1.6%)
Aspen Aerogels, Inc.(a)	730,000	4,350,800
CARBO Ceramics, Inc.	200,900	2,197,846
Willbros Group, Inc.(a)(d)	3,545,455	6,665,455
		13,214,101

Equity Real Estate Investment Trusts (REITs) (4.7%)
CareTrust REIT, Inc.	2,000,000	29,560,000
Jernigan Capital, Inc.(d)	465,000	8,914,050
		38,474,050

Food & Staples Retailing (1.1%)
Fred's, Inc. (Class A)	1,000,000	9,060,000

Food Products (2.1%)
Hanover Foods Corp. (Class A)(f)	49,250	4,185,757
Landec Corp.(a)	750,000	10,057,500
SunOpta, Inc.(a)	400,000	2,824,000
		17,067,257

Gas Utilities (0.5%)
South Jersey Industries, Inc.	150,000	4,432,500

Health Care Equipment & Supplies (5.0%)
Accuray, Inc.(a)	3,000,000	19,110,000
Invacare Corp.	780,107	8,713,795
Trinity Biotech PLC (ADR)(a)	1,000,000	13,220,000
		41,043,795

Health Care Providers & Services (1.9%)
Digirad Corp.(d)	900,000	4,590,000
Interpace Diagnostics Group, Inc.(a)(d)	1,490,000	238,400
Sharps Compliance Corp.(a)	562,800	2,465,064
The Ensign Group, Inc.	400,000	8,052,000
		15,345,464

	SHARES	VALUE
Hotels, Restaurants & Leisure (0.4%)
Bravo Brio Restaurant Group, Inc.(a)(d)	650,000	$3,107,000

Household Durables (5.4%)
AV Homes, Inc.(a)	750,000	12,480,000
MDC Holdings, Inc.	300,000	7,740,000
WCI Communities, Inc.(a)	1,000,000	23,720,000
		43,940,000

Household Products (0.5%)
Oil-Dri Corp. of America	100,000	3,764,000

Independent Power Producers & Energy Traders (0.7%)
AES Corp.	450,000	5,782,500

Insurance (1.7%)
Conifer Holdings, Inc.(a)(d)	250,000	2,082,500
Donegal Group, Inc. (Class A)	300,000	4,833,000
State Auto Financial Corp.	300,000	7,143,000
		14,058,500

Internet Software & Services (1.7%)
RetailMeNot, Inc.(a)	1,100,000	10,879,000
TechTarget, Inc.(a)	400,000	3,224,000
		14,103,000

IT Services (3.0%)
Ciber, Inc.(a)	1,925,900	2,214,785
Computer Task Group, Inc.	400,000	1,880,000
EVERTEC, Inc.	300,000	5,034,000
NCI, Inc. (Class A)(d)	573,297	6,633,046
StarTek, Inc.(a)(d)(f)	1,442,400	8,971,728
		24,733,559

Life Sciences Tools & Services (0.8%)
Harvard Bioscience, Inc.(a)(d)	2,300,000	6,256,000

Machinery (0.8%)
Dynamic Materials Corp.	100,000	1,066,000
H2O Innovation, Inc. (CAD)(a)(e)	400,000	536,606
Jason Industries, Inc.(a)(d)	1,226,400	2,722,608
Lydall, Inc.(a)	50,000	2,556,500
		6,881,714

Media (0.1%)
A H Belo Corp. (Class A)	100,000	735,000

Metals & Mining (4.1%)
Centerra Gold, Inc. (CAD)(e)	2,750,000	15,071,078
IAMGOLD Corp. (CAD)(a)(e)	2,000,000	8,079,576
Teranga Gold Corp. (CAD)(a)(e)	12,000,000	10,701,627
		33,852,281

Multi-Utilities (3.1%)
MDU Resources Group, Inc.	1,000,000	25,440,000

4

HEARTLAND VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
September 30, 2016 (Unaudited)

	SHARES	VALUE
Oil, Gas & Consumable Fuels (1.1%)
Ring Energy, Inc.(a)	153,700	$1,683,015
Synergy Resources Corp.(a)	1,100,000	7,623,000
		9,306,015

Paper & Forest Products (0.6%)
Western Forest Products, Inc. (CAD)(e)	3,000,000	4,939,213

Pharmaceuticals (3.6%)
Endo International PLC(a)	900,000	18,135,000
Flamel Technologies SA (ADR)(a)	400,000	4,960,000
Juniper Pharmaceuticals, Inc.(a)	400,000	2,220,000
TherapeuticsMD, Inc.(a)	600,000	4,086,000
		29,401,000

Professional Services (4.4%)
Barrett Business Services, Inc.(d)	500,000	24,817,500
Hudson Global, Inc.(d)(f)	2,837,468	4,369,701
RCM Technologies, Inc.(d)(f)	1,100,000	7,292,120
		36,479,321

Real Estate Management & Development (3.9%)
Kennedy Wilson Europe Real Estate PLC (GBP)(b)(e)	1,000,000	13,007,715
Kennedy-Wilson Holdings, Inc.	850,000	19,167,500
		32,175,215

Road & Rail (0.8%)
Marten Transport, Ltd.	300,000	6,300,000

Semiconductors & Semiconductor Equipment (1.5%)
CyberOptics Corp.(a)(d)	250,000	6,145,000
Pixelworks, Inc.(a)(d)	2,250,000	6,277,500
		12,422,500

Software (3.3%)
TiVo Corp.(a)(g)	1,385,300	26,985,644

Specialty Retail (2.4%)
Christopher & Banks Corp.(a)	1,500,000	2,175,000
Destination Maternity Corp.(d)	663,232	4,702,315
GameStop Corp. (Class A)	100,000	2,759,000
Indigo Books & Music, Inc. (CAD)(a)(e)	361,400	4,674,689
Sonic Automotive, Inc. (Class A)	300,900	5,656,920
		19,967,924

Thrifts & Mortgage Finance (1.3%)
MGIC Investment Corp.(a)	1,300,000	10,400,000

		SHARES	VALUE
Trading Companies & Distributors (0.8%)
Transcat, Inc.(a)(d)(f)		600,000	$6,561,900

TOTAL COMMON STOCKS
(Cost $712,892,370)			$795,810,369

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (3.8%)
Time Deposits (3.8%)
Citibank (Grand Cayman)(b)(c)	0.15%	$30,969,854	$30,969,854

TOTAL SHORT-TERM INVESTMENTS
(Cost $30,969,854)			$30,969,854

TOTAL INVESTMENTS - (100.7%)
(Cost $743,862,224)			$826,780,223
OTHER ASSETS AND LIABILITIES, NET - (-0.7%)			(5,443,737)
TOTAL NET ASSETS - (100.0%)			$821,336,486

5

HEARTLAND INTERNATIONAL VALUE FUND SCHEDULE OF INVESTMENTS
September 30, 2016 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (90.4%)
Australia (4.6%)
Collection House, Ltd. (AUD)(b)(e)	600,000	$543,480
Incitec Pivot, Ltd. (AUD)(b)(e)(h)	220,000	478,152
		1,021,632
Austria (2.9%)
Schoeller-Bleckmann Oilfield Equipment AG (EUR)(b)(e)	3,000	198,813
Semperit Holding AG (EUR)(e)	16,500	450,408
		649,221
Canada (9.3%)
Cardinal Energy, Ltd. (CAD)(e)	42,000	275,315
Mandalay Resources Corp. (CAD)(e)	745,000	567,857
Reitmans Canada, Ltd. (Class A) (CAD)(e)	100,000	500,781
Total Energy Services, Inc. (CAD)(e)	53,000	543,756
Whitecap Resources, Inc. (CAD)(e)(h)	24,700	206,343
		2,094,052
Colombia (1.2%)
Grupo Nutresa SA (COP)(e)(h)	30,000	263,652

France (3.1%)
EuropaCorp (EUR)(a)(e)	150,000	707,711

Germany (4.7%)
Deutz AG (EUR)(b)(e)	125,000	631,493
KSB AG (EUR)(e)	1,000	423,503
		1,054,996
Great Britain (8.1%)
Arrow Global Group PLC (GBP)(e)	180,000	687,090
Chemring Group PLC (GBP)(a)(e)	330,000	602,030
Stock Spirits Group PLC (GBP)(b)(e)	260,000	519,314
		1,808,434
Hong Kong (10.5%)
China ZhengTong Auto Services Holdings, Ltd. (HKD)(b)(e)	1,150,000	366,141
Clear Media, Ltd. (HKD)(b)(e)	520,000	496,153
Far East Consortium International, Ltd. (HKD)(b)(e)	1,600,000	642,740
Keck Seng Investments (HKD)(e)	1,200,000	858,646
		2,363,680

	SHARES	VALUE
Ireland (4.0%)
Trinity Biotech PLC (ADR)(a)	68,000	$898,960

Italy (2.6%)
Danieli & C Officine Meccaniche SpA (EUR)(b)(e)	30,000	579,346

Japan (27.0%)
Anritsu Corp. (JPY)(b)(e)	110,000	629,154
Fuji Pharma Co., Ltd. (JPY)(b)(e)	17,000	451,810
Hitachi Zosen Corp. (JPY)(b)(e)	70,000	355,434
Japan Pure Chemical Co., Ltd. (JPY)(b)(e)	10,000	233,652
Kurita Water Industries, Ltd. (JPY)(b)(e)(h)	18,000	427,704
Medikit Co., Ltd. (JPY)(b)(e)	10,000	439,019
Nabtesco Corp. (JPY)(b)(e)(h)	22,000	623,274
Nippon Seiki Co., Ltd. (JPY)(b)(e)	30,000	571,828
OKUMA Corp. (JPY)(b)(e)	60,000	460,162
Takamatsu Construction Group Co., Ltd. (JPY)(b)(e)	25,000	579,058
The Bank of Kyoto, Ltd. (JPY)(b)(e)(h)	92,000	673,425
Yushin Precision Equipment Co., Ltd. (JPY)(b)(e)	24,000	606,007
		6,050,527
Slovenia (1.1%)
Krka dd Novo mesto (EUR)(e)	3,500	243,374

South Korea (3.6%)
Mirae Asset Securities Co., Ltd. (KRW)(b)(e)	12,000	250,402

Sung Kwang Bend Co., Ltd. (KRW)(b)(e)	70,000	566,068
		816,470
Taiwan (5.4%)
Green Seal Holding, Ltd. (TWD)(b)(e)	135,000	665,989
Teco Electric and Machinery Co., Ltd. (TWD)(b)(e)	630,000	544,990
		1,210,979
United States (2.3%)
SuperCom, Ltd.(a)	150,000	514,500

TOTAL COMMON STOCKS
(Cost $19,088,598)		$20,277,534

PREFERRED STOCK (2.8%)
Brazil (2.8%)
Banco ABC Brasil SA (BRL)(a)(e)	60,000	250,911

		SHARES	VALUE
Cia de Saneamento do Parana (BRL)(e)		140,000	365,912
			616,823
TOTAL PREFERRED STOCK
(Cost $422,188)			$616,823

	INTEREST RATE	PAR AMOUNT	VALUE
SHORT-TERM INVESTMENTS (6.5%)
Time Deposits (6.5%)
Cititbank (Grand Cayman)(b)(c)	0.15%	$1,453,450	$1,453,450

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,453,450)			$1,453,450

TOTAL INVESTMENTS - (99.7%)
(Cost $20,964,236)			$22,347,807
OTHER ASSETS AND LIABILITIES, NET - (0.3%)			72,857
TOTAL NET ASSETS - (100.0%)			$22,420,664

6

COUNTRY OF RISK - % OF NET ASSETS (UNAUDITED)

Country of risk, sourced from Heartland Advisors, is based on where the primary operations or revenues of the company or issuer are located and may differ from the country of domicile reported in the Schedule of Investments.

HEARTLAND INTERNATIONAL VALUE FUND
Australia	4.6%
Austria	2.9
Brazil	2.8
Canada	6.8
Chile	2.5
China	6.8
Colombia	1.2
France	3.2
Germany	4.7
Great Britian	5.7
Hong Kong	2.9
Ireland	4.0
Israel	2.3
Italy	2.6
Japan	27.0
Poland	2.3
Slovenia	1.1
South Korea	3.6
Taiwan	2.4
Vietnam	3.8
Other Assets and Liabilities, Net	6.8
TOTAL	100.0%

(a)	Non-income producing security. Includes securities which did not pay at least one dividend in the year preceding the date of this statement.
(b)	Classified as Level 2. Valued using methods determined by the Board of Directors or using systematic fair valuation model provided by an independent pricing service. See Note 3 in Notes to Schedules of Investments.
(c)	Time deposits are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rate listed is the 7-day yield as of September 30, 2016.
(d)	Affiliated company. See Note 8 in Notes to Schedules of Investments.
(e)	Traded in a foreign country.
(f)	Illiquid security, pursuant to guidelines established by the Board of Directors. See Note 2 in Notes to Schedules of Investments.
(g)	All or a portion of the security is pledged as collateral on written options. The aggregate market value of the collateralized securities totals $2,438,896 as of September 30, 2016. See Note 4 in Notes to Schedules of Investments.
(h)	All or a portion of the security is pledged as collateral on futures. The aggregate market value of the collateralized securities totals $2,616,304 as of September 30, 2016. See Note 4 in Notes to Schedules of Investments.

Common Abbreviations:
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust.
SA	Sociedad Anonima is the Spanish equivalent of a publicly held corporation.
SpA	Societa per Azione.

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	United Kingdom Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
TWD	Taiwan Dollar

Percentages are stated as a percent of net assets. Sector and industry classifications determined by Heartland Advisors may reference data from sources such as Factset Research Systems, Inc. or the Global Industry Classification Codes (GICS) developed by Standard & Poor's and Morgan Stanley Capital International. Sector allocations are a percent of equity investments and subject to change.

See Notes to Schedules of Investments.

7

INTERNATIONAL VALUE FUND - SCHEDULE OF OPEN FUTURES CONTRACTS
September 30, 2016 (Unaudited)

				UNDERLYING FACE AMOUNT	UNREALIZED
DESCRIPTION	POSITION	CONTRACTS	EXPIRATION DATE	AT VALUE (NOTE 4)	APPRECIATION
Euro FX Currency Future	Short	(8)	12/19/16	$(1,127,700)	$805
				$(1,127,700)	$805

				UNDERLYING FACE AMOUNT	UNREALIZED
DESCRIPTION	POSITION	CONTRACTS	EXPIRATION DATE	AT VALUE (NOTE 4)	DEPRECIATION
Japanese Yen FX Currency Future	Short	(12)	12/19/16	$(1,483,575)	$(9,667)
				$(1,483,575)	$(9,667)

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

September 30, 2016

(1)	ORGANIZATION

Heartland Group, Inc. (the “Corporation”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The capital shares of the Select Value Fund, Mid Cap Value Fund, Value Plus Fund, Value Fund, and International Value Fund (each a “Fund” and collectively, the “Funds”, with 150,000,000 shares authorized), each of which is a diversified fund, are issued by the Corporation. The Select Value Fund, Mid Cap Value Fund, Value Plus Fund, and Value Fund offer Investor Class and Institutional Class shares. The International Value Fund offers Investor Class shares. The International Value Fund was a previously operational fund which was a series of Trust for Professional Managers (the “Predecessor Fund”), a Delaware statutory trust. On April 29, 2013, the Board of Directors of the Corporation (the “Board”) approved the reorganization into the International Value Fund, a newly formed series of the Corporation. The International Value Fund’s fiscal year end changed from May 31 to December 31. The inception date of the Predecessor Fund is October 1, 2010. The inception date of the Mid Cap Value Fund is October 31, 2014.

Under the Corporation’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with its vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Corporation.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Schedules of Investments. Each Fund is considered an investment company for financial reporting purposes under Generally Accepted Accounting Principles (“GAAP”). The Funds have applied the guidance of ASC 946.

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the composite market price on the close of regular trading hours on the day the securities are being valued. Lacking any trades, securities are valued at the mean between the most recent quoted bid and asked prices on the principal exchange or market. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange (“NYSE”) or using methods determined by the Board. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to capture events occurring between the time a foreign exchange closes and the close of the NYSE that may affect the value of the Funds’ securities traded on those foreign exchanges. These are generally categorized as Level 2 in the FASB ASC Topic 820 hierarchy. Debt securities having maturities of 60 days or less may be valued at acquisition cost, which approximates fair value, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available, deemed unreliable or have facts and circumstances that indicate otherwise, are valued at their fair value using methods determined by the Board. The Pricing Committee for the Corporation may also make a fair value determination if it reasonably determines that a significant event, which materially affects the value of a security, occurs after the time at which the market price for the security is determined, but prior to the time at which a Fund’s net asset value is calculated. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments.

(b)	The Funds’ policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies (“RICs”) and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	For financial reporting purposes, transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and losses on investments are computed on the identified cost basis. The portion of security gains and losses resulting from changes in foreign exchange rates is included with net realized and unrealized gains or losses from investments in the Statements of Operations. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Certain dividends from foreign securities will be recorded as soon as the Corporation is informed of the dividend, if such information is obtained subsequent to the ex-dividend date. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

(d)	At September 30, 2016, the Value Fund had 5.32% of net assets that were illiquid as defined pursuant to guidelines established by the Board.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 or Regulation S under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of September 30, 2016, the Funds did not hold any restricted securities.

(f)	As of September 30, 2016, the International Value Fund has restricted cash in the amount of $76,000. The restricted cash represents collateral pledged in relation to derivatives and/or securities with extended settlement dates. The carrying value of the restricted cash approximates fair value.

(g)	The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting in market prices of securities held. Reported net realized foreign currency translation gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement date on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the respective Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets. Foreign securities usually are denominated and traded in foreign currencies, while the Funds value assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Funds’ non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

(h)	The accompanying Schedules of Investments were prepared in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(3)	FAIR VALUE MEASUREMENTS

The Funds follow the Fair Value Statement, under which various inputs are used in determining the value of the Funds’ investments.

The basis of the hierarchy is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

·	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access at the measurement date.

·	Level 2 - Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets, or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability. Includes short term investments in time deposits, international securities that use a systematic fair valuation model, and portfolio securities and other financial instruments lacking any sales referenced in Note 2.

·	Level 3 - Significant unobservable prices or inputs (includes the Board’s and Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2016:

SELECT VALUE FUND

Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$254,161,200	$–	$–	$254,161,200
Total	$254,161,200	$–	$–	$254,161,200

MID CAP VALUE FUND

Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$4,833,451	$–	$–	$4,833,451
Short-Term Investments	–	62,983	–	62,983
Total	$4,833,451	$62,983	$–	$4,896,434

VALUE PLUS FUND

Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$487,636,411	$–	$–	$487,636,411
Short-Term Investments	–	21,723,786	–	21,723,786
Total	$487,636,411	$21,723,786	$–	$509,360,197

VALUE FUND

Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks	$779,179,457	$16,630,912	$–	$795,810,369
Short-Term Investments	_	30,969,854	–	30,969,854
Total	$779,179,457	$47,600,766	$–	$826,780,223

Other Financial Instruments(4)
Liabilities
Written Options	$–	$(15,650)	$–	$(15,650)
Total	$–	$(15,650)	$–	$(15,650)

INTERNATIONAL VALUE FUND

Investments in Securities	Level 1 - Quoted and	Level 2 - Other Significant	Level 3 - Significant
at Value	Unadjusted Prices(1)	Observable Inputs(1)(2)	Unobservable Inputs(3)	Total
Common Stocks
Australia	$–	$1,021,632	$–	$1,021,632
Austria	450,408	198,813	–	649,221
Canada	2,094,052	–	–	2,094,052
Colombia	263,652	–	–	263,652
France	707,711	–	–	707,711
Germany	423,503	631,493	–	1,054,996
Great Britain	1,289,120	519,314	–	1,808,434
Hong Kong	858,646	1,505,034	–	2,363,680
Ireland	898,960		–	898,960
Italy	–	579,346	–	579,346
Japan	–	6,050,527	–	6,050,527
Slovenia	243,374	–	–	243,374
South Korea	–	816,470	–	816,470
Taiwan	–	1,210,979	–	1,210,979
United States	514,500	–	–	514,500
Preferred Stock	616,823	–	–	616,823
Short-Term Investments	–	1,453,450	–	1,453,450
Total	$8,360,749	$13,987,058	$–	$22,347,807

Other Financial Instruments(4)
Assets
Futures Contracts	$805	$–	$–	$805
Liabilities
Futures Contracts	$(9,667)	$–	$–	$(9,667)
Total	$(8,862)	$–	$–	$(8,862)

(1)	The Funds measure transfers between levels as of the beginning and end of the financial reporting period. Transfers between Level 1 and Level 2 as of September 30, 2016 resulted from securities priced using a systematic fair valuation model or quoted prices which were not active at either the beginning or end of the period.

(2)	For detailed industry descriptions and common stocks identified as Level 2 within the hierarchy, see the accompanying Schedules of Investments.

(3)	The Funds measure Level 3 activity as of the beginning and end of the financial period. For the nine month period ended September 30, 2016, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(4)	Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as covered calls and futures, which are valued at net unrealized appreciation (depreciation).

Security amounts in the Value Fund and International Value Fund that were transferred into and out of Levels 1 and 2 at September 30, 2016 were as follows:

VALUE FUND	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Written Options	–	15,650	15,650	–
Total	$–	$15,650	$15,650	$–

INTERNATIONAL VALUE FUND	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs
	Transfers In	Transfers (Out)	Transfers In	Transfers (Out)
Common Stocks	$1,309,741	$958,333	$958,333	$1,309,741
Total	$1,309,741	$958,333	$958,333	$1,309,741

(4)	DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance, and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in options, futures, and options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return, or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates, and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

WARRANTS

Each Fund may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a date certain or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. As of September 30, 2016, the Funds did not hold any warrants.

FUTURES CONTRACTS

Each Fund may enter into futures contracts for hedging purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Fund is required to deposit an initial margin with the broker in an amount equal to a certain percentage of the contract amount. A Fund receives from or pays to the broker, on a daily basis, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by a Fund as unrealized gains or losses. When the futures contract is closed, a Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The average notional amount of short futures contracts held by the International Value Fund during the nine month period ended September 30, 2016 was $1,733,628. As of September 30, 2016, the Select Value, Mid Cap Value, Value Plus, and Value Funds had no open futures positions.

A Fund’s potential losses from the use of futures extend beyond its initial investment in such contracts. The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The predominant risk is that the movement of a futures contract’s price may result in a loss, which could render a Fund’s hedging strategy unsuccessful. There is minimal counterparty credit risk since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The fair value of derivative instruments held by the International Value Fund as reported in the Schedule of Open Futures Contracts as of September 30, 2016 was as follows:

		Asset Derivatives	Liability Derivatives
Risk Exposure		Unrealized Appreciation*	Unrealized Depreciation*
Foreign Exchange Currency Contracts - Futures	Receivable from variation margin	$805	$(9,667)
Total		$805	$(9,667)

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

OPTIONS CONTRACTS

The Funds may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may write covered put and call options on any securities or futures contracts in which it may invest, on any securities index based on or related to securities in which it may invest, or on any currency in which Fund investments may be denominated. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Value Fund had the following transactions in written covered call/put options during the nine month period ended September 30, 2016:

	VALUE FUND
	NUMBER OF CONTRACTS	PREMIUMS
Balance at December 31, 2015	2,000	$393,993
Options Written	33,730	2,509,513
Options Expired	(10,000)	(1,049,278)
Options Closed	(7,000)	(273,856)
Options Exercised	(17,478)	(1,512,526)
Balance at September 30, 2016	1,252	$67,846

	VALUE FUND
	NUMBER OF CONTRACTS	WRITTEN OPTIONS AT VALUE*
Tivo Corp., $22.50, 10/21/16 (Covered Call)	(1,252)	(15,650)
Total Written Options	(1,252)	(15,650)

*	Amounts reflect a liability of the Fund.

5)	SECURITIES LENDING

The Funds have entered into an agreement with Brown Brothers Harriman & Co. (the “Lending Agent”), dated November 30, 2011, as amended, (“Securities Lending Agreement”), to provide securities lending services to the Funds. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds. Under the Securities Lending Agreement, the borrowers may pay the Funds negotiated lender fees and the Funds receive cash collateral in an amount equal to not less than 102% of the value of loaned securities. The borrower pays fees at the Funds’ direction to the Lending Agent. Although the risk of lending is generally mitigated by the collateral, the Funds could experience a delay in recovering securities and a possible loss of income or value if the borrower fails to return them. As of September 30, 2016, there were no securities on loan.

6)	INVESTMENT TRANSACTIONS

During the nine month period ended September 30, 2016, the cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition), are noted below. During the same period, there were no purchases or sales of long-term U.S. Government obligations.

FUND	COST OF PURCHASES	PROCEEDS FROM SALES
SELECT VALUE FUND	$96,574,924	$144,998,850
MID CAP VALUE FUND	2,094,040	2,349,791
VALUE PLUS FUND	349,445,838	860,446,117
VALUE FUND	245,633,360	365,067,107
INTERNATIONAL VALUE FUND	7,454,060	10,411,865

(7)	FEDERAL INCOME TAX INFORMATION

The amount of net unrealized appreciation/(depreciation) and the cost of investment securities for tax purposes, including short-term securities as of September 30, 2016, are displayed in the table below.

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET APPRECIATION/ (DEPRECIATION) OF FOREIGN CURRENCY AND DERIVATIVES	NET TAX UNREALIZED APPRECIATION/ (DEPRECIATION) ON INVESTMENTS
SELECT VALUE FUND	$209,879,444	$47,349,940	$(3,068,184)	$–	$44,281,756
MID CAP VALUE FUND	4,446,938	539,067	(89,571)	–	449,496
VALUE PLUS FUND	486,514,876	77,488,435	(54,643,114)	–	22,845,321
VALUE FUND	755,660,686	166,496,397	(95,429,056)	52,196	71,119,537
INTERNATIONAL VALUE FUND	21,964,354	1,871,013	(1,479,403)	(8,157)	383,453

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to tax deferral of losses in wash sales and the mark-to-market of passive foreign investment companies.

(8)	TRANSACTIONS WITH AFFILIATES

The following investments are in companies deemed “affiliated” (as defined in Section 2(a)(3) of the Investment Company Act of 1940) with the Value Plus and Value Funds; that is, then respective Fund held 5% or more of their outstanding voting securities during the nine month period ended September 30, 2016. The Select Value, Mid Cap Value, and International Value Funds had no transactions with affiliates during the same period.

VALUE PLUS FUND
	SHARE BALANCE AT			SHARE BALANCE AT		REALIZED GAINS
SECURITY NAME	JANUARY 1, 2016	PURCHASES	SALES	SEPTEMBER 30, 2016	DIVIDENDS	(LOSSES)
Dynamic Materials Corp.	850,000	458,148	350,000	958,148	$29,000	$(5,357,711)
Gulf Island Fabrication, Inc.	899,996	–	199,996	700,000	7,886	(4,588,773)
Heidrick & Struggles International, Inc.	1,675,000	–	925,000	750,000	208,000	(4,770,509)
Invacare Corp.	1,950,000	–	1,075,000	875,000	18,750	(7,497,577)
ManTech International Corp. (Class A)	1,225,000	–	825,000	400,000	189,000	6,343,413
OneBeacon Insurance Group, Ltd. (Class A)	1,932,529	–	682,529	1,250,000	346,500	(1,620,943)
Park Electrochemical Corp.	1,900,000	–	130,073	1,769,927	364,493	(1,823,091)
Quanex Building Products Corp.	2,175,000		2,175,000	–	50,000	2,746,000
Regis Corp.	4,000,000		2,725,001	1,274,999	–	(9,125,129)
Resources Connection, Inc.	1,950,000	–	1,375,000	575,000	185,000	3,782,317
					$1,398,629	$(21,912,003)

VALUE FUND
	SHARE BALANCE AT			SHARE BALANCE AT		REALIZED GAINS
SECURITY NAME	JANUARY 1, 2016	PURCHASES	SALES	SEPTEMBER 30, 2016	DIVIDENDS	(LOSSES)
Acacia Research Corp.	4,600,000	400,000	189,594	4,810,406	$–	$(1,247,514)
Barrett Business Services, Inc.	500,000	–	–	500,000	110,000	–
Bravo Brio Restaurant Group, Inc.	700,000	50,000	100,000	650,000	–	(561,396)
Conifer Holdings, Inc.	388,768	111,232	250,000	250,000	–	(733,931)
CPI Aerostructures, Inc.	400,000	100,000	–	500,000	–	–
CUI Global, Inc.	1,250,000	266,275	–	1,516,275	–	–
CyberOptics Corp.	550,000	–	300,000	250,000	–	2,115,224
Destination Maternity Corp.	300,000	603,195	239,963	663,232	60,000	(2,325,556)
Digirad Corp.	1,400,000	–	500,000	900,000	70,000	993,740
Harvard Bioscience, Inc.	2,000,000	300,000	–	2,300,000	–	–
Hudson Global, Inc.	2,881,768	–	44,300	2,837,468	144,088	(306,971)
Hudson Technologies, Inc.	2,500,000	–	250,000	2,250,000	–	921,652
Hydrogenics Corp.	1,107,400	142,600	–	1,250,000	–	–
ImmuCell Corp.	–	225,000	–	225,000	–	–
Interpace Diagnostics Group, Inc.	1,490,000	–	–	1,490,000	–	–
IntriCon Corp.	–	405,591	–	405,591	–	–
Jason Industries, Inc.	1,000,000	226,400	–	1,226,400	–	–
Jernigan Capital, Inc.	465,000	–	–	465,000	325,500	–
Lincoln Educational Services Corp.	2,136,153	199,524	–	2,335,677	–	–
NCI, Inc. (Class A)	573,297	–	–	573,297	85,995	–
Northwest Pipe Co.	400,000	200,000	100,000	500,000	–	(1,253,953)
Perma-Fix Environmental Services	860,000	–	–	860,000	–	–
Pioneer Power Solutions, Inc.	500,000	–	–	500,000	–	–
Pixelworks, Inc.	1,000,000	1,250,000	–	2,250,000	–	–
Radisys Corp.	1,446,229	603,771	–	2,050,000	–	–
RCM Technologies, Inc.	1,100,000	–	–	1,100,000	–	–
StarTek, Inc.	1,400,000	42,400	–	1,442,400	–	–
SuperCom, Ltd.	186,238	563,762	–	750,000	–	–
Transcat, Inc.	600,000	–	–	600,000	–	–
Universal Technical Institute, Inc.	1,418,937	81,063	156,380	1,343,620	30,000	(1,495,134)
Willbros Group, Inc.	3,875,563	–	330,108	3,545,455	–	(1,936,763)
					$825,583	$(5,830,602)

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HEARTLAND GROUP, INC.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	October 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William R. Nasgovitz
William R. Nasgovitz
President and Chief Executive Officer

Date:	October 31, 2016

By:	/s/ Nicole J. Best
Nicole J. Best
Treasurer & Principal Accounting Officer

Date:	October 31, 2016